INVENTORIES - Disclosure of Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current inventories arising from extractive activities [abstract]
Sulphide ore stockpiles	$ 57,678	$ 45,306
Copper contained in concentrate	17,356	12,105
Molybdenum concentrate	711	417
Materials and supplies	47,197	35,018
Total current inventories	122,942	92,846
Long-term:
Oxide ore stockpiles	17,554	0
Total invertories	$ 140,496	$ 92,846